Derivative Financial Instruments - Summary of Derivative Financial Instruments Analysed by Year of Maturity and Accounting Designation (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	$ 39	$ 39
Non-current assets	3	97
Total derivative assets	42	136
Within one year - current liabilities	(51)	(14)
Non-current liabilities	(77)	0
Total derivative liabilities	(128)	(14)
Net (liability)/asset arising on derivative financial instruments	(86)	122
Not designated as hedges
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	0	0
Total derivative assets	1	2
Non-current liabilities	0
Total derivative liabilities	0	(2)
Net (liability)/asset arising on derivative financial instruments	1	0
Fair value hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	0	96
Total derivative assets	6	96
Non-current liabilities	(77)
Total derivative liabilities	(77)	0
Net (liability)/asset arising on derivative financial instruments	(71)	96
Cash flow hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	3	1
Total derivative assets	20	37
Non-current liabilities	0
Total derivative liabilities	(43)	(2)
Net (liability)/asset arising on derivative financial instruments	(23)	35
Hedges of net investment in foreign operations [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	0	0
Total derivative assets	15	1
Non-current liabilities	0
Total derivative liabilities	(8)	(10)
Net (liability)/asset arising on derivative financial instruments	7	(9)
Within 1 year
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	39	39
Within one year - current liabilities	(51)	(14)
Within 1 year | Not designated as hedges
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	1	2
Within one year - current liabilities	0	(2)
Within 1 year | Fair value hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	6	0
Within one year - current liabilities	0	0
Within 1 year | Cash flow hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	17	36
Within one year - current liabilities	(43)	(2)
Within 1 year | Hedges of net investment in foreign operations [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	15	1
Within one year - current liabilities	(8)	(10)
Between 1 and 2 years
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	3	21
Between 1 and 2 years | Not designated as hedges
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	0	0
Between 1 and 2 years | Fair value hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	0	20
Between 1 and 2 years | Cash flow hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	3	1
Between 1 and 2 years | Hedges of net investment in foreign operations [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	0	0
Between 2 and 3 years
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current liabilities	(47)
Between 2 and 3 years | Not designated as hedges
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current liabilities	0
Between 2 and 3 years | Fair value hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current liabilities	(47)
Between 2 and 3 years | Cash flow hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current liabilities	0
Between 2 and 3 years | Hedges of net investment in foreign operations [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current liabilities	0
Between 3 and 4 years
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		32
Between 3 and 4 years | Not designated as hedges
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		0
Between 3 and 4 years | Fair value hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		32
Between 3 and 4 years | Cash flow hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		0
Between 3 and 4 years | Hedges of net investment in foreign operations [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		0
After 5 years
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		44
Non-current liabilities	(30)
After 5 years | Not designated as hedges
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		0
Non-current liabilities	0
After 5 years | Fair value hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		44
Non-current liabilities	(30)
After 5 years | Cash flow hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		0
Non-current liabilities	0
After 5 years | Hedges of net investment in foreign operations [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		$ 0
Non-current liabilities	$ 0